Accumulated Other Comprehensive (Loss) Income (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
Schedule of accumulated other comprehensive income

The following table details the changes in the single component of accumulated other comprehensive (loss) income for the nine months ended September 30, 2014:

(in thousands)	Unrealized (Loss) Gain on Securities Available for Sale
Accumulated Other Comprehensive (Loss) Income:
Balance December 31, 2013	$(9,134)
Reclassification adjustments to net income:
Realized gains on securities	(300)
Provision for income tax	102
Unrealized losses arising during the period, net of tax	8,091

Balance September 30, 2014	$(1,241)

The following table details the changes in the single component of accumulated other comprehensive (loss) income for the nine months ended September 30, 2013:

(in thousands)	Unrealized (Loss) Gain on Securities Available for Sale
Accumulated Other Comprehensive (Loss) Income:
Balance December 31, 2012	$6,048
Reclassification adjustments to net income:
Realized gains on securities	(1,556)
Provision for income tax	529
Unrealized losses arising during the period, net of tax	(10,937)

Balance September 30, 2013	$(5,916)

The following table details the changes in the single component of accumulated other comprehensive (loss) income for the twelve months ended December 31, 2013:

(in thousands)	Unrealized (Loss) Gain on Securities Available for Sale
Accumulated Other Comprehensive (Loss) Income:
Balance December 31, 2012	$6,048
Reclassification adjustments to net income:
Realized gains on securities	(1,571)
Provision for income taxes	534
Unrealized losses arising during the period, net of tax	(14,145)

Balance December 31, 2013	$(9,134)

The following table details the changes in the single component of accumulated other comprehensive (loss) income for the twelve months ended December 31, 2012:

(in thousands)	Unrealized (Loss) Gain on Securities Available for Sale
Accumulated Other Comprehensive Income:
Balance December 31, 2011	$4,467
Reclassification adjustments to net income:
Realized gains on securities	(4,868)
Provision for income taxes	1,655
Unrealized gains arising during the period, net of tax	4,794

Balance December 31, 2012	$6,048